COMMITMENTS AND LEASES - Schedule of Weighted Average Remaining Lease Term and Discount Rate Information (Details)	Dec. 28, 2019
COMMITMENTS AND LEASES
Operating Lease, Weighted average remaining lease term (in years)	5 years 6 months
Finance Lease, Weighted average remaining lease term (in years)	4 years 1 month 6 days
Operating Lease, Weighted average discount rate (as a percent)	4.90%
Finance Lease, Weighted average discount rate (as a percent)	3.10%